CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares Number of shares	Ordinary Shares Stated Value [Member]	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Total Tevas share holders equity	Noncontrolling Interest	MCPS
Exercise Of Options By Employees And Vested RSUs	$ 514		$ 0	$ 408			$ (106)	$ 514
Exercise Of Options By Employees And Vested RSUs, shares		10.0
Stock-based compensation expense	95			95				95
Dividends To Ordinary Shareholders	(1,156)				$ (1,156)			(1,156)
Purchase of treasury shares	500						500	500
Balance at Dec. 31, 2013	22,636		50	13,628	12,535	$ (91)	3,557	22,565	$ 71
Shares, balance at Preiod End at Dec. 31, 2014		957.0
Balance at Dec. 31, 2014	23,355		50	14,121	14,436	(1,343)	3,951	23,313	42
Comprehensive Income (loss)	1,784				3,055	(1,252)		1,803	(19)
Disposition Of Non Controlling Interests	(14)								(14)
Shares, balance at Period Start at Dec. 31, 2013		947.0
Other	(4)	$ 0		(10)	2			(8)	4
Exercise Of Options By Employees And Vested RSUs	388		0	225			(163)	388
Exercise Of Options By Employees And Vested RSUs, shares		5.0
Ordinary shares issuance value	3,291		2	3,289				3,291
Ordinary shares issuance		54.0
Stock-based compensation expense	117			117				117
Dividends To Ordinary Shareholders	(1,155)				(1,155)			(1,155)
Purchase of treasury shares	439						439	439
Accrued Dividends to preferred shareholders	15				15			15
Acquisition of non-controlling interests	103								103
Shares, balance at Preiod End at Dec. 31, 2015		1,016.0
Balance at Dec. 31, 2015	29,927		52	17,757	14,851	(1,955)	4,227	29,769	158	$ 3,291
Comprehensive Income (loss)	984				1,588	(612)		976	8
Shares, balance at Period Start at Dec. 31, 2014		957.0
Mcps Issuance	3,291							3,291		3,291
Other	7	$ 0		5	(3)			2	5
Exercise Of Options By Employees And Vested RSUs	35		0	2			(33)	35
Exercise Of Options By Employees And Vested RSUs, shares		1.0
Ordinary shares issuance value	$ 5,391		2	5,389				5,391
Ordinary shares issuance	5.4	106.0
Stock-based compensation expense	$ 159			159				159
Dividends To Ordinary Shareholders	(1,303)				(1,303)			(1,303)
Shares, balance at Preiod End at Dec. 31, 2016		1,123.0
Balance at Dec. 31, 2016	34,993		$ 54	23,409	13,607	(3,159)	$ 4,194	33,337	1,656	3,620
Comprehensive Income (loss)	(953)				329	$ (1,204)		(875)	(78)
Dividends To Preferred Shareholders	(261)				(261)			(261)
Transactions With Non Controlling Interests	1,684			111				111	1,573
Shares, balance at Period Start at Dec. 31, 2015		1,016.0
Mcps Issuance	329							329		$ 329
Other	$ (15)	$ 0		$ (9)	$ (9)			$ (18)	$ 3